Transactions in Foreign Currency	12 Months Ended
Dec. 31, 2025
Transactions in Foreign Currency [Abstract]
Transactions in foreign currency
5.	Transactions in foreign currency

Transactions in foreign currency take place at the open-market exchange rates published by the Superintendence of Banks, Insurance and Pension Funds Administration. As of December 31, 2025 the exchange rates for transactions in United States dollars, published by this institution, were S/3.358 for purchase and S/3.368 for sale (S/3.758 for purchase and S/3.770 for sale as of December 31, 2024).

As of December 31, 2025 and 2024, the Group had the following assets and liabilities in United States dollars:

	2025	2024
	US$(000)	US$(000)

Assets
Cash and cash equivalents	6,508	6,690
Trade and other receivables, net	9,578	4,800
	16,086	11,490

Liabilities
Trade and other payables	(11,262)	(14,636)
	(11,262)	(14,636)

Net monetary position	4,824	(3,146)

During 2025, the net gain originated by the exchange difference was approximately S/2,619,000 (the net loss from exchange difference amounted to S/836,000 during 2024). All these results are presented in the heading “Gain (loss) from exchange difference, net” in the consolidated statement of income.